FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS	FINANCIAL INSTRUMENTS
a)Derivatives and hedging activities
The partnership and its operating entities use derivative and non-derivative instruments to manage financial risks, including interest rate and foreign exchange risks. The use of derivative contracts is governed by documented risk management policies and approved limits. The partnership does not use derivatives for speculative purposes. The partnership and its operating entities use the following derivative instruments to manage these risks:

•foreign currency forward contracts to hedge exposures to Canadian Dollar, Australian Dollar, British Pound, Euro, Chinese Yuan, Brazilian Real, Indian Rupee, South Korean Won, Swedish Krona, Japanese Yen, New Zealand Dollar, Singaporean Dollar and Danish Krone denominated investments in foreign subsidiaries and foreign currency denominated financial assets;
•interest rate swaps to manage interest rate risk associated with planned refinancings and existing variable rate debt;
•interest rate caps to hedge interest rate risk on certain variable rate debt; and
•cross currency swaps to manage interest rate and foreign currency exchange rates on existing variable rate debt.

The partnership also designates Canadian Dollar financial liabilities of certain of its operating entities as hedges of its net investments in its Canadian operations.
Interest Rate Hedging
The following table provides the partnership’s outstanding derivatives that are designated as cash flow hedges of variability in interest rates associated with forecasted fixed rate financings and existing variable rate debt as of December 31, 2025 and 2024:

(US$ Millions)	Hedging item	Notional	Rates	Maturity dates	Fair value
Dec. 31, 2025	Interest rate swaps of US$ SOFR debt	$7,382	3.0% - 3.9%	Aug. 2026 - Mar. 2030	$(2)
	Interest rate caps of US$ SOFR debt	3,800	3.0% - 6.8%	Jan. 2026 - Jul. 2028	3
	Interest rate caps of £ SONIA debt	2,048	2.0% - 5.0%	Apr. 2026 - Jan. 2028	3
	Interest rate caps of € EURIBOR debt	1,148	2.5% - 4.5%	Jul. 2026 - Aug. 2027	—
	Interest rate swaps of £ SONIA debt	896	3.8%	Jul. 2026	(1)
	Interest rate swaps of AUD BBSW/BBSY debt	829	3.2% - 4.5%	Jun. 2026 - Nov. 2028	1
	Interest rate caps of C$ CORRA debt	467	4.5% - 5.5%	Aug. 2026 - Oct. 2026	—
	Interest rate caps of SEK STIBOR debt	159	3.5%	Feb. 2028	—
	Interest rate swaps of S$ SORA debt	139	1.4%	Aug. 2030	3
	Interest rate swaps of R$ IPCA debt	88	4.4% - 4.5%	Jan. 2026 - Sep. 2028	—
	Interest rate caps of DKK CIBOR debt	57	4.3%	Aug. 2027	—
Dec. 31, 2024	Interest rate caps of US$ SOFR debt	$4,859	1.0% - 6.0%	Jan. 2025 - Jan. 2027	$19
	Interest rate swaps of US$ SOFR debt	4,016	3.7% - 5.2%	Feb. 2025 - Aug. 2026	13
	Interest rate caps of £ SONIA debt	1,438	1.0% - 5.0%	Mar. 2025 - Jul. 2025	8
	Interest rate swaps of £ SONIA debt	832	4.7% - 4.8%	Jan. 2025 - Apr. 2026	(1)
	Interest rate caps of € EURIBOR debt	97	4.0%	Oct. 2025	—
	Interest rate swaps of AUD BBSW/BBSY debt	718	3.0% - 4.5%	Mar. 2025 - Dec. 2027	(1)
	Other interest rate derivatives	274	4.5%	Aug. 2025	—

For the year ended December 31, 2025, the amount of hedge ineffectiveness recorded in earnings in connection with the partnership’s interest rate hedging activities was nil (December 31, 2024 - nil).
Foreign Currency Hedging
The following table presents the partnership’s outstanding derivatives that are designated as net investment hedges in foreign subsidiaries or cash flow hedges as of December 31, 2025 and 2024:

(US$ Millions)	Hedging item	Net Notional		Rates	Maturity dates	Fair value
Dec. 31, 2025	Net investment hedges		€497	€0.83/$ - €0.94/$	Feb. 2026 - Sep. 2028	$(24)
	Net investment hedges		£996	£0.74/$ - £0.84/$	Mar. 2026 - Jul. 2028	(19)
	Net investment hedges	A$	372	A$1.51/$ - A$1.57/$	Sep. 2026 - Jun. 2030	(2)
	Net investment hedges	R$	984	R$5.90/$ - R$7.94/$	Jan. 2026 - Oct. 2028	(12)
	Net investment hedges	₩	611,705	₩1,360.98/$ - ₩1,460.22/$	Mar. 2026 - Dec. 2026	17
	Net investment hedges	Rs	61,141	Rs86.87/$ - Rs96.78/$	Jan. 2026 - Oct. 2028	20
	Net investment hedges	HK$	346	HK$7.51/$ - HK$7.68/$	Mar. 2028 - Jun. 2030	1
	Net investment hedges		£258	£0.86/€	Sep. 2026	(6)
	Net investment hedges	C$	470	C$1.31/$ - C$1.41/$	Apr. 2026 - Aug. 2030	(3)
	Net investment hedges	AED	41	AED3.68/€	Jun. 2027	—
	Net investment hedges	CNH	2,797	CNH6.77/$ - CNH7.14/$	Jan. 2026 - Jun. 2028	(10)
	Net investment hedges	SEK	778	SEK9.02/$ - SEK9.71/$	Sep. 2027 - Dec. 2028	(4)
	Net investment hedges		¥15,330	¥137.02/$	Jun. 2027	10
	Net investment hedges	NZ$	30	NZ$1.69/$	Mar. 2029	—
	Net investment hedges	S$	225	S$1.21/$ - S$1.23/$	Jul. 2028 - Dec. 2028	1
	Net investment hedges	DKK	54	DKK6.01/$ - DKK6.14/$	Jul. 2028	—
	Net investment hedges		€18	€0.13/DKK	Jul. 2028	—
	Net investment hedges		€2	€1.09/£	Jul. 2028	—
	Net investment hedges		€214	€0.09/SEK	Mar. 2028 - Dec. 2028	—
	Cross currency swaps of C$ SOFR debt	C$	1,400	C$1.25/$ - C$1.34/$	Sep. 2026 - Feb. 2028	(50)
Dec. 31, 2024	Net investment hedges		€680	€0.87/$ - €0.97/$	Feb. 2025 - Sep. 2028	$14
	Net investment hedges		£2,120	£0.75/$ - £0.93/$	Jan. 2025 - Sep. 2027	(141)
	Net investment hedges	A$	261	A$1.47/$ - A$1.62/$	Mar. 2025 - Dec. 2027	10
	Net investment hedges	C¥	—	C¥6.59/$ - C¥6.77/$	Mar. 2025 - Mar. 2025	(2)
	Net investment hedges	R$	2,176	R$5.14/$ - R$7.94/$	Jan. 2025 - Nov. 2027	7
	Net investment hedges	₩	683,800	₩1,214.55/$ - ₩1,430.00/$	Jan. 2025 - Nov. 2027	46
	Net investment hedges	Rs	59,488	Rs84.89/$ - Rs91.84/$	Feb. 2025 - Nov. 2027	(3)
	Net investment hedges		£294	£0.83/€ - £0.87/€	Jan. 2025 - Jul. 2025	15
	Net investment hedges	C$	318	C$1.34/$ - C$1.42/$	Jan. 2025 - Mar. 2027	—
	Net investment hedges	AED	41	AED3.67/€	May 2025 - May. 2025	—
	Net investment hedges	CNH	2,797	CNH6.49/$ - CNH7.24/$	Jan. 2025 - Feb. 2027	20
	Net investment hedges		¥18,866	¥137.02/$ - ¥137.4/$	Jun. 2027 - Dec. 2027	5
	Cross currency swaps of C$ LIBOR debt	C$	1,900	C$1.25/$ - C$1.34/$	Aug. 2025 - Feb. 2028	(106)

For the years ended December 31, 2025 and 2024, the amount of hedge ineffectiveness recorded in earnings in connection with the partnership’s foreign currency hedging activities was not significant.
Other Derivatives
The following tables provide details of the partnership’s other derivatives, not designated as hedges for accounting purposes, which have been entered into to manage financial risks as of December 31, 2025 and 2024:

(US$ millions)	Derivative type	Notional(1)	Rates	Maturity dates	Fair value
Dec. 31, 2025	Interest rate caps	$7,113	2.3% - 6.3%	Feb. 2026 - Jan. 2028	$2
	Interest rate swaps on forecasted fixed rate debt	75	5.3%	Jun. 2028 - Jun. 2030	(16)
	Interest rate swaps of US$ debt	—	3.3% - 3.6%	Mar. 2026 - Mar. 2028	—
Dec. 31, 2024	Interest rate caps	$10,007	1.0% - 5.7%	Jan. 2025 - Jan. 2028	$(9)
	Interest rate swaps on forecasted fixed rate debt	75	5.3%	Jun. 2028 - Jun. 2030	(18)
	Interest rate swaps of US$ debt	63	3.3% - 4.1%	Apr. 2025 - Mar. 2028	—
(1)The notional contract amounts of interest rate caps not designated as hedges for accounting purposes indicate the notional value of transactions outstanding at the balance sheet date including both bought and sold interest rate caps. They do not represent amounts at risk.

b)Measurement and classification of financial instruments
Fair value is the amount that willing parties would accept to exchange a financial instrument based on the current market for instruments with the same risk, principal and remaining maturity. The fair value of interest bearing financial assets and liabilities is determined by discounting the contractual principal and interest payments at estimated current market interest rates for the instrument. Current market rates are determined by reference to current benchmark rates for a similar term and current credit spreads for debt with similar terms and risk.
Classification and Measurement
The following table outlines the classification and measurement basis, and related fair value for disclosures, of the financial assets and liabilities in the consolidated financial statements:

		Dec. 31, 2025		Dec. 31, 2024
(US$ Millions)	Classification and measurement basis	Carrying value	Fair value	Carrying value	Fair value
Financial assets
Loans and notes receivable	Amortized cost	$536	$536	$924	$924
Other non-current assets
Securities - FVTPL	FVTPL	2,815	2,815	3,416	3,416
Derivative assets	FVTOCI/FVTPL	68	68	100	100
Accounts receivable	Amortized cost	90	90	9	9
Securities - FVTOCI	FVTOCI	230	230	27	27
Other marketable securities	Amortized cost	29	29	28	28
Restricted cash	Amortized cost	182	182	378	378
Current assets
Securities - FVTOCI	FVTOCI	15	15	11	11
Derivative assets	FVTOCI/FVTPL	63	63	265	265
Accounts receivable(1)	Amortized cost	735	735	788	788
Restricted cash	Amortized cost	287	287	350	350
Cash and cash equivalents(2)	Amortized cost	1,896	1,896	2,253	2,253
Total financial assets		$6,946	$6,946	$8,549	$8,549
Financial liabilities
Debt obligations(3)	Amortized cost	$46,314	$46,503	$51,499	$51,429
Capital securities	Amortized cost	1,325	1,325	2,621	2,621
Capital securities - fund subsidiaries	FVTPL	81	81	208	208
Other non-current liabilities
Loan payable	FVTPL	6	6	16	16
Accounts payable	Amortized cost	297	297	601	601
Derivative liabilities	FVTOCI/FVTPL	108	108	115	115
Accounts payable and other liabilities
Accounts payable and other(4)	Amortized cost	2,629	2,629	2,442	2,442
Loans and notes payable	Amortized cost	2,412	2,412	2,765	2,765
Derivative liabilities	FVTOCI/FVTPL	104	104	356	356
Total financial liabilities		$53,276	$53,465	$60,623	$60,553
(1)Includes other receivables associated with assets classified as held for sale on the consolidated balance sheets in the amounts of $103 million and $58 million as of December 31, 2025 and December 31, 2024, respectively.
(2)Includes cash and cash equivalents associated with assets classified as held for sale on the consolidated balance sheets in the amount of $37 million and $45 million as of December 31, 2025 and December 31, 2024, respectively.
(3)Includes debt obligations associated with assets classified as held for sale on the consolidated balance sheets in the amount of $84 million and $816 million as of December 31, 2025 and December 31, 2024, respectively.
(4)Includes accounts payable and other liabilities associated with assets classified as held for sale on the consolidated balance sheets in the amount of $221 million and $82 million as of December 31, 2025 and December 31, 2024, respectively.
The following table outlines financial assets and liabilities measured at fair value in the financial statements and the level of the inputs used to determine those fair values in the context of the hierarchy as defined above:

	Dec. 31, 2025				Dec. 31, 2024
(US$ Millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Securities designated as FVTPL	$—	$947	$1,868	$2,815	$42	$904	$2,470	$3,416
Securities designated as FVTOCI	210	—	35	245	—	—	38	38
Derivative assets	—	131	—	131	—	365	—	365
Total financial assets	$210	$1,078	$1,903	$3,191	$42	$1,269	$2,508	$3,819

Financial liabilities
Capital securities - fund subsidiaries	$—	$—	$81	$81	$—	$—	$208	$208
Derivative liabilities	—	212	—	212	—	471	—	471
Loan payable	—	6	—	6	—	16	—	16
Total financial liabilities	$—	$218	$81	$299	$—	$487	$208	$695

The following table presents the valuation techniques and inputs of the partnership’s Level 2 assets and liabilities:

Type of asset/liability	Valuation technique
Foreign currency forward contracts	Discounted cash flow model - forward exchange rates (from observable forward exchange rates at the end of the reporting period) and discounted at a credit adjusted rate
Interest rate contracts	Discounted cash flow model - forward interest rates (from observable yield curves) and applicable credit spreads discounted at a credit adjusted rate

The table below presents the valuation techniques and inputs of Level 3 assets:

Type of asset/liability	Valuation techniques	Significant unobservable input(s)	Relationship of unobservable input(s) to fair value
Securities - FVTPL/FVTOCI	Net asset valuation	(a) Forward exchange rates (from observable forward exchange rates at the end of the reporting period) (b) Discount rate	(a) Increases (decreases) in the forward exchange rate would increase (decrease) fair value (b) Decreases (increases) in the discount rate would increase (decrease) fair value

The following table presents the change in the balance of financial assets and financial liabilities classified as Level 3 as of December 31, 2025 and 2024:

	Dec. 31, 2025		Dec. 31, 2024
(US$ Millions)	Financial assets	Financial liabilities	Financial assets	Financial liabilities
Balance, beginning of year	$2,508	$208	$2,987	$189
Additions	279	—	288	70
Dispositions	(627)	(3)	(100)	—
Fair value losses, net and OCI	(257)	(158)	(159)	(61)
Deconsolidation of BSREP IV Investments(1)	—	—	(52)	—
Other	—	34	(456)	10
Balance, end of year	$1,903	$81	$2,508	$208
(1)See Note 32, Related Parties for further information on the Deconsolidation of BSREP IV investments.
c)Market Risk
Interest rate risk
The partnership faces interest rate risk on its variable rate financial assets and liabilities. In addition, there is interest rate risk associated with the partnership’s fixed rate debt due to the expected requirement to refinance such debt in the year of maturity.

The following table outlines the impact on interest expense of a 100 basis point increase or decrease in interest rates on the partnership’s variable rate liabilities and fixed rate debt maturing within one year:

(US$ Millions)	Dec. 31, 2025	Dec. 31, 2024
Variable rate property debt	$233	$294
Fixed rate property debt due within one year	85	72
Total	$318	$366

The partnership manages interest rate risk by primarily entering into fixed rate operating property debt and staggering the maturities of its mortgage portfolio over a 10-year horizon when the market permits. The partnership also makes use of interest rate derivatives to manage interest rate risk on specific variable rate debts and on anticipated refinancing of fixed rate debt.

Foreign currency risk
The partnership is structured such that its foreign operations are primarily conducted by entities with a functional currency which is the same as the economic environment in which the operations take place. As a result, the net income impact of currency risk associated with financial instruments is limited as its financial assets and liabilities are generally denominated in the functional currency of the subsidiary that holds the financial instrument. However, the partnership is exposed to foreign currency risk on the net assets of its foreign currency denominated operations.

The partnership’s exposures to foreign currencies and the sensitivity of net income and other comprehensive income, on a pre-tax basis, to a 10% change in the exchange rates relative to the U.S. dollar is summarized below:

	Dec. 31, 2025
(Millions)	Equity attributable to Unitholders		OCI	Net income
Canadian Dollar(1)	C$	(916)	$67	—
Australian Dollar	A$	1,333	(89)	—
British Pound		£3,377	(455)	—
Euro		€1,105	(130)	—
Brazilian Real	R$	1,248	(23)	—
Indian Rupee	Rs	63,288	(70)	—
Hong Kong Dollar	HK$	223	(3)	—
Chinese Yuan	C¥	2,395	(34)	—
South Korean Won	₩	439,464	(30)	—
Swedish Krona	SEK	419	(5)	—
Japanese Yen		¥18,147	(12)	—
Danish Krone	DKK	2	—	—
Czech Koruna	CZK	129	(1)	—
Singapore Dollar	S$	76	(6)	—
Total			$(791)	$—
(1)Net of Canadian Dollar denominated loans.

	Dec. 31, 2024
(Millions)	Equity attributable to Unitholders		OCI	Net income
Canadian Dollar(1)	C$	(1,380)	$96	—
Australian Dollar	A$	1,469	(91)	—
British Pound		£3,469	(434)	—
Euro		€1,162	(120)	—
Brazilian Real	R$	2,501	(40)	—
Indian Rupee	Rs	35,090	(41)	—
Hong Kong Dollar	HK$	93	(1)	—
Chinese Yuan	C¥	2,141	(29)	—
South Korean Won	₩	394,525	(27)	—
United Arab Emirates Dirham	AED	820	(22)	—
Swedish Krona	SEK	301	(3)	—
Japanese Yen		¥16,014	(10)	—
Total			$(722)	$—
(1)Net of Canadian Dollar denominated loans.

	Dec. 31, 2023
(Millions)	Equity attributable to Unitholders		OCI	Net income
Canadian Dollar(1)	C$	(561)	$42	$—
Australian Dollar	A$	1,754	(119)	—
British Pound		£3,269	(416)	—
Euro		€1,197	(132)	—
Brazilian Real	R$	3,435	(71)	—
Indian Rupee	Rs	28,517	(34)	—
Hong Kong Dollar	HK$	118	(2)	—
Chinese Yuan	C¥	2,206	(31)	—
South Korean Won	₩	409,728	(32)	—
United Arab Emirates Dirham	AED	1,477	(40)	—
Swedish Krona	SEK	308	(3)	—
Total			$(838)	$—
(1)Net of Canadian Dollar denominated loans.

d)Credit risk
The partnership’s maximum exposure to credit risk associated with financial assets is equivalent to the carrying value of each class of financial asset as separately presented in loans and notes receivable, certain other non-current assets, accounts receivables and other, and cash and cash equivalents.

Credit risk arises on loans and notes receivables in the event that borrowers default on the repayment to the partnership. The partnership mitigates this risk by attempting to ensure that adequate security has been provided in support of such loans and notes.

Credit risk related to accounts receivable arises from the possibility that tenants may be unable to fulfill their lease commitments. The partnership mitigates this risk through diversification, ensuring that tenants meet minimum credit quality requirements and by ensuring that its tenant mix is diversified and by limiting its exposure to any one tenant. The partnership maintains a portfolio that is diversified by property type so that exposure to a business sector is lessened.

Currently no one tenant represents more than 10% of operating property revenue.